Equity	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Equity	Equity
In the six-month periods ended 30 June 2024 and 2023 there were no quantitative or qualitative changes in Grupo Santander's equity other than those indicated in the condensed consolidated statements of changes in total equity.
a)    Capital
Banco Santander's share capital at 30 June 2024 and 31 December 2023 consisted of EUR 7,747 million and EUR 8,092 million, respectively, represented by 15,494,273,572 and 16,184,146,059 shares of EUR 0.50 of nominal value each, respectively, and all of them of a unique class and series.
On 26 June 2024, there was a capital reduction amounting to EUR 165,652,500 through the redemption of 331,305,000 shares, corresponding to the share buyback program carried out between February and June 2024.
Likewise, on 30 January 2024, there was a capital reduction amounting to EUR 179,283,744 through the redemption of 358,567,487 shares, corresponding to the share buyback program for the year 2023 ended in January 2024.
The operations have not entailed the return of contributions to the shareholders as the Bank is the holder of the redeemed shares.
b)    Share premium
Includes the amount paid by the bank's shareholders in capital issuances in excess of par value.
As a result of the capital reductions described in Note 11.a, during the first semester of 2024, the share premium has been reduced by EUR 2,424 million corresponding to the difference between the purchase value of the shares amortised (EUR 2,769 million) and the nominal value of said shares (EUR 345 million) (see Total Statement of Changes in Shareholders' Equity).
Likewise, and in accordance with applicable legislation, a reserve for amortized capital has been allocated with a charge to the share premium for an equal amount to the nominal value of said amortised shares (EUR 345 million).
c) Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2024	31-12-2023
Other comprehensive income accumulated	(36,963)	(35,020)
Items not reclassified to profit or loss	(5,118)	(5,212)
Actuarial gains or losses on defined benefit pension plans	(4,234)	(4,324)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(3)	1
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(705)	(776)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	268	264
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(268)	(264)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(176)	(113)
Items that may be reclassified to profit or loss	(31,845)	(29,808)
Hedge of net investments in foreign operations (effective portion)	(8,583)	(8,684)
Exchange differences	(21,187)	(19,510)
Hedging derivatives (effective portion)	(966)	(740)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(733)	(555)
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(376)	(319)
d) Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans
The balance of the heading Other accumulated comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans, includes the actuarial gains or losses and the return on the assets assigned to the plan, less administration costs and plan's own taxes, and any change in the effects of the asset limit, excluding amounts included in net interest on net defined benefit liability (asset). Its variation is shown in the consolidated condensed statement of recognized income and expense.
During the first six months of 2024, the amount of actuarial losses (net of actuarial gains) has increased by EUR 59 million. The main impacts are:
•Increase of EUR 187 million in the cumulative actuarial losses relating to the Group´s businesses in the UK, mainly due to the behaviour of the asset portfolio and the variation in inflation hypotheses (both short and long term). These effects have been partially offset by the variation in the discount rate (increase from 4.63% to 5.15%).
•Decrease of 63 million in the cumulative actuarial losses relating to the Group's businesses in Brasil, mainly due to the discount rate variation (increase from 8.65% to 9.57% in the main pension plans, from 8.70% to 9.56% in the main medical plan). These effects have been partially offset by the effect of short-term inflation and the behaviour of the asset portfolio.
•Decrease of EUR 43 million in the cumulative actuarial losses relating to the Group's businesses in Mexico, mainly due to the increase in the discount rate (from 9.25% to 10.25%).
•Decrease of EUR 10 million in the cumulative actuarial losses relating to the Group's businesses in Germany, mainly due to the discount rate variation (increase from 3.57% to 3.74%).
The other modification in accumulated actuarial profit or losses is a decrease of EUR 12 million as a result of the evolution of exchange rates and other movements.
e) Other comprehensive income - Items not reclassified to profit or loss – Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised fair value changes in equity instruments at fair value with changes in other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2024 and 31 December 2023 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2024				31-12-2023
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	33	(1,325)	(1,292)	106	32	(1,173)	(1,141)	252
International
Rest of Europe	123	(71)	52	284	117	(71)	46	267
United States	17	—	17	19	16	—	16	19
Latin America and rest	519	(1)	518	1,433	370	(67)	303	1,223
	692	(1,397)	(705)	1,842	535	(1,311)	(776)	1,761
Of which:
Listed	472	(49)	423	1,462	316	(118)	198	1,225
Unlisted	220	(1,348)	(1,128)	380	219	(1,193)	(974)	536
f) Other comprehensive income - Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations (effective portion) and exchange differences
Other comprehensive income - Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations (effective portion) includes the net amount of the changes in value of hedging instruments in hedges of net investments in foreign operations, in respect of the portion of these changes considered to be effective hedges.
Other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro.
The net variation of both headings recognised during the first six months of 2024 in the interim condensed consolidated statement of recognised income and expenses, reflects the impact of the evolution of the currencies during the year, reflecting mainly the appreciation of the Pound Sterling, US dollar and Mexican peso as well as the depreciation of the Brazilian real and Chilean peso (see Note 1.e).
Of this variation, a capital loss of EUR 335 million corresponds to the valuation at the closing exchange rate of goodwill for the first six months of 2024 (see Note 8).
g) Other comprehensive income – Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income
Includes the net amount of unrealised fair value changes in debt instruments at fair value through other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2024 and 31 December 2023 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2024				31-12-2023
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Issued by public Public-sector
Spain	102	(1)	101	10,136	17	0	17	9,867
Rest of Europe	257	(82)	175	14,850	333	(96)	237	18,258
Latin America and rest of the world	69	(873)	(804)	37,838	194	(820)	(626)	38,169
Issued by Private-sector
Spain	73	(13)	60	6,366	98	(9)	89	5,129
Rest of Europe	21	(30)	(9)	5,776	19	(30)	(11)	5,018
Latin America and rest of the world	12	(268)	(256)	5,462	6	(267)	(261)	5,106
	534	(1,267)	(733)	80,428	667	(1,222)	(555)	81,547